Share-Based Compensation	12 Months Ended
Feb. 28, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
8.	SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 28, 2017	February 28, 2018	February 28, 2019
	RMB	RMB	RMB	USD
General and administrative expenses	2,178	21,367	30,159	4,507
Sales and marketing expenses	1,185	2,103	2,088	312
Total share-based compensation	3,363	23,470	32,247	4,819

Share Options:

In June 2015, The Company’s shareholders adopted a share incentive plan ("2015 Option Plan"). In March 2017, The Company’s shareholders adopted another share incentive plan ("2017 Option Plan"). The Company’s shareholders have authorized the issuance of up to 4,201,330 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the 2015 Option Plan and 2017 Option Plan, or the awards.

On July 1, 2015, July 1, 2016 and March 27, 2017, the Company granted options to acquire 1,175,000, 330,000 and 1,110,000 ordinary shares at the weighted average grant date fair value of RMB4.81 per share, RMB35.46 per share and RMB75.39 per share, respectively to employees of the Company pursuant to the incentive plans. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

The Group uses the Binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

	As at
	July 1,	July 1,	March 27,
	2015	2016	2017
Average risk-free rate of interest	2.4%	1.5%	2.4%
Estimated volatility rate	55.0%	54.0%	53.0%
Dividend yield	0%	0%	0%
Exercise multiples	2.20~2.80	2.20~2.80	2.20~2.80
Fair value per ordinary share(RMB)	9.03	44.55	85.42

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term.

The fair value of ordinary share underlying the options has been determined by management through a retrospective valuation of the value at the grant date of the options by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors.

On July 3, 2018, the Company granted 860,000 share options to independent directors, executive officers and employees at the weighted average grant date fair value of RMB41.00 per share. These share options vest ratably at each grant date anniversary over a vesting period, ranging from three to four years.

On January 22, 2019, the Company modified the exercise price to US$4.6 for a total number of 460,000 share options previously granted to independent directors, executive officers and employees on July 3, 2018. All other terms of the share options granted remain unchanged. The modification resulted in an incremental compensation cost of RMB3,967, of which RMB127 was recognized as compensation expenses during the year ended February 28, 2019. The remaining RMB3,840 will be amortized over the remaining vesting period of the modified options.

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 28, 2019 with reference to the closing price of the Company on the measurement dates.

	As at
	July 3,	January 22,
	2018	2019
Average risk-free rate of interest	2.8%	2.6%
Estimated volatility rate	47.4%	48.2%
Dividend yield	0%	0%
Expected term	2.2 years	2.2 years

A summary of the aggregate option activity and information regarding options outstanding as of February 28, 2019 is as follows:

	Number of Options (in 000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2017	1,505	10.79	8.64	111,788
Granted	1,110	10.32	10.00
Forfeited	(15)	10.67	7.92
Expired	—	—	—
Exercised	—	—	—
Options outstanding on February 28, 2018	2,600	10.59	8.26	234,833
Granted	860	21.53	10.00
Forfeited	(20)	11.21	8.25
Expired	—	—	—
Exercised	(39)	10.76	7.64
Options outstanding on February 28, 2019	3,401	13.35	7.80	43,870
Options vested or expected to vest on February 28, 2019	3,440	13.32	7.79	44,458
Options exercisable on February 28, 2019	1,263	10.65	6.88	18,843

For years ended February 28, 2017, 2018 and 2019, the Group recognized share-based compensation expense of RMB3,363, RMB23,470 and RMB32,247(US$4,819), respectively. As of February 28, 2019, there was RMB79,472(US$11,877) in total unrecognized compensation cost related to non-vested share options, which is expected to be recognized over a weighted-average period of 2.37 years.